Impairment loss on marketable securities and investments in associated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment loss on marketable securities and investments in associated companies [Line Items]
Share in results from associated companies (loss)/gain	$ (420)	$ 48	$ 92
Impairment loss on investments	10	15	0
Archer [Member]
Impairment loss on marketable securities and investments in associated companies [Line Items]
Current fair value of investment	393
Share in results from associated companies (loss)/gain	463
Seahawk [Member]
Impairment loss on marketable securities and investments in associated companies [Line Items]
Impairment loss on investments	$ 10	$ 15